Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	PWC Contadores y Auditores S.A.S.
Auditor Firm ID	6466
Auditor Location	Medellín, Colombia
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statement of financial position of Almacenes Éxito S. A. and its subsidiaries (the “Company”) as of December 31, 2024, and the related consolidated statements of profit or loss, other comprehensive income, changes in equity and cash flows for the year ended then, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).